LOSS PER SHARE (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total Anti-dilutive	25,936,000	13,497,000
Just CBD [Member]
Statement [Line Items]
Total Anti-dilutive	13,141,000	0
Stock options
Statement [Line Items]
Total Anti-dilutive	5,407,000	4,202,000
Warrants [Member]
Statement [Line Items]
Total Anti-dilutive	7,388,000	9,295,000